SCHEDULE OF INVESTMENTS

ROYCE VALUE TRUST

MARCH 31, 2022 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.7%

Communication Services – 2.4%
Diversified Telecommunication Services - 0.2%
Bandwidth Cl. A [1]	40,000	$1,295,600
Cogent Communications Holdings [2]	10,110	670,798
Liberty Latin America Cl. C [1,2,3]	73,228	702,257
		2,668,655
Entertainment - 0.0%
IMAX Corporation [1]	17,950	339,793
World Wrestling Entertainment Cl. A	4,258	265,870
		605,663
Interactive Media & Services - 1.3%
Cars.com [1]	26,376	380,606
QuinStreet [1,2,3]	204,154	2,368,187
Ziff Davis [1,2,3]	177,735	17,201,193
ZipRecruiter Cl. A [1]	237,886	5,466,620
		25,416,606
Media - 0.8%
AMC Networks Cl. A [1]	23,130	939,772
Magnite [1]	342,080	4,518,877
Scholastic Corporation	12,441	501,123
TechTarget [1]	99,680	8,101,990
Thryv Holdings [1]	50,000	1,406,000
		15,467,762
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications	35,103	827,729
Spok Holdings	26,054	207,911
		1,035,640
Total		45,194,326

Consumer Discretionary – 9.2%
Auto Components - 1.6%
American Axle & Manufacturing Holdings [1]	141,633	1,099,072
Dorman Products [1,2]	61,010	5,797,780
Fox Factory Holding Corporation [1]	33,650	3,296,017
Gentex Corporation [2]	193,940	5,657,230
Gentherm [1]	5,403	394,635
LCI Industries [2]	100,796	10,463,633
Patrick Industries [2]	71,415	4,306,325
Standard Motor Products [2]	9,800	422,772
		31,437,464
Distributors - 0.2%
LKQ Corporation [2,3]	83,600	3,796,276
Diversified Consumer Services - 0.4%
Adtalem Global Education [1]	16,854	500,732
American Public Education [1]	23,477	498,652
H&R Block	27,700	721,308
Perdoceo Education [1]	45,214	519,057
Universal Technical Institute [1]	639,032	5,655,433
WW International [1]	37,689	385,558
		8,280,740
Hotels, Restaurants & Leisure - 2.0%
Bloomin' Brands	57,030	1,251,238
Century Casinos [1]	91,221	1,090,091
Chuy's Holdings [1]	11,937	322,299
Denny's Corporation [1]	100,000	1,431,000
Lindblad Expeditions Holdings [1,2]	373,700	5,635,396
Scientific Games [1]	379,798	22,313,133
Texas Roadhouse	77,800	6,514,194
		38,557,351
Household Durables - 0.7%
Cavco Industries [1,2,3]	14,700	3,540,495
Century Communities	14,110	755,873
Ethan Allen Interiors [2]	31,926	832,311
La-Z-Boy	45,739	1,206,137
M/I Homes [1]	10,405	461,462
Meritage Homes [1]	3,893	308,442
Skyline Champion [1]	122,040	6,697,555
Tupperware Brands [1]	32,700	636,015
		14,438,290
Internet & Direct Marketing Retail - 0.1%
Liquidity Services [1]	23,130	395,986
1-800-FLOWERS.COM Cl. A [1]	66,000	842,160
		1,238,146
Leisure Products - 0.4%
Brunswick Corporation	89,930	7,274,438
MasterCraft Boat Holdings [1]	41,788	1,028,402
		8,302,840
Multiline Retail - 0.1%
Franchise Group Cl. A	38,653	1,601,394
Specialty Retail - 2.5%
America's Car-Mart [1,2,3]	97,500	7,854,600
Asbury Automotive Group [1]	27,903	4,470,060
AutoCanada [1]	635,100	18,405,530
Camping World Holdings Cl. A [2]	279,113	7,801,208
CarMax [1]	4,600	443,808
Cato Corporation (The) Cl. A	29,250	428,805
Chico's FAS [1]	746	3,581
Conn's [1]	13,047	201,054
Genesco [1]	21,572	1,372,195
Group 1 Automotive	7,446	1,249,662
Haverty Furniture	34,714	951,858
JOANN	13,165	150,213
MarineMax [1]	27,422	1,104,010
Shoe Carnival [2]	22,162	646,244
Signet Jewelers	16,012	1,164,072
Zumiez [1]	28,381	1,084,438
		47,331,338
Textiles, Apparel & Luxury Goods - 1.2%
G-III Apparel Group [1]	53,787	1,454,938
Kontoor Brands	34,185	1,413,550
Levi Strauss & Co. Cl. A	21,633	427,468
Movado Group	41,723	1,629,283
Ralph Lauren Cl. A	112,247	12,733,300
Vera Bradley [1]	102,568	786,697
Wolverine World Wide [2]	165,188	3,726,641
		22,171,877
Total		177,155,716

Consumer Staples – 1.8%
Food Products - 1.1%
CubicFarm Systems [1]	950,000	904,291
Freshpet [1]	28,000	2,873,920
J G Boswell Company [4]	3,940	4,077,900
John B. Sanfilippo & Son	7,377	615,537
Nomad Foods [1,2]	143,600	3,242,488
Seneca Foods Cl. A [1]	188,725	9,726,887
		21,441,023
Household Products - 0.3%
Central Garden & Pet [1]	12,138	533,586
Spectrum Brands Holdings	51,794	4,595,164
		5,128,750
Personal Products - 0.3%
Inter Parfums [2]	79,415	6,992,491
Tobacco - 0.1%
Universal Corporation	11,251	653,345
Vector Group	61,998	746,456
		1,399,801
Total		34,962,065

Diversified Investment Companies – 0.0%
Closed-End Funds - 0.0%
Eagle Point Credit	42,054	553,010
Total		553,010

Energy – 2.7%
Energy Equipment & Services - 0.6%
Archrock	68,079	628,369
Bristow Group [1]	168,564	6,250,353
Helix Energy Solutions Group [1]	74,951	358,266
Pason Systems	325,834	3,990,336
		11,227,324
Oil, Gas & Consumable Fuels - 2.1%
Antero Resources [1]	337,400	10,300,822
Civitas Resources	6,360	379,755
CONSOL Energy [1]	31,551	1,187,264
Dorchester Minerals L.P. [2]	279,148	7,243,891
Dorian LPG	394,936	5,722,623
PDC Energy	158,356	11,509,314
REX American Resources [1]	4,297	427,981
World Fuel Services [2]	116,019	3,137,154
		39,908,804
Total		51,136,128

Financials – 14.6%
Banks - 4.0%
Ameris Bancorp	33,875	1,486,435
Bank of N.T. Butterfield & Son [2]	180,407	6,473,003
BankUnited	136,476	5,999,485
Cadence Bank	5,597	163,768
Customers Bancorp [1]	25,817	1,346,098
Eagle Bancorp	15,025	856,575
Farmers & Merchants Bank of Long Beach [4]	416	3,411,200
First Bancshares (The)	15,531	522,773
First Citizens BancShares Cl. A	18,334	12,203,110
First Hawaiian	204,593	5,706,099
First Interstate BancSystem	3,342	122,885
German American Bancorp	4,495	170,765
Hanmi Financial	150,624	3,706,857
HarborOne Bancorp	63,400	888,868
HBT Financial	40,400	734,472
Heritage Financial	42,053	1,053,848
Hilltop Holdings	49,654	1,459,828
Home BancShares	17,967	406,054
HomeStreet	23,910	1,132,856
Independent Bank Group	78,990	5,620,928
National Bank Holdings Cl. A	8,349	336,298
NBT Bancorp	10,442	377,269
Northwest Bancshares	53,656	724,893
Old National Bancorp	111,032	1,818,704
Origin Bancorp	10,561	446,625
Southside Bancshares	9,409	384,170
TowneBank	11,058	331,077
Triumph Bancorp [1]	59,831	5,625,311
Trustmark Corporation	21,850	664,022
Virginia National Bankshares	108,540	3,744,630
Webster Financial [2,3]	134,200	7,531,304
Wintrust Financial	11,000	1,022,230
		76,472,440
Capital Markets - 6.3%
Ares Management Cl. A [2]	187,200	15,206,256
Artisan Partners Asset Management Cl. A [2]	79,050	3,110,617
B. Riley Financial	56,021	3,919,229
Barings BDC	191,594	1,981,082
Bolsa Mexicana de Valores	1,723,106	3,659,326
BrightSphere Investment Group	50,024	1,213,082
Donnelley Financial Solutions [1]	29,861	993,177
Focus Financial Partners Cl. A [1,2]	50,000	2,287,000
GCM Grosvenor Cl. A	1,839,305	17,859,652
Greenhill & Co.	19,574	302,810
Houlihan Lokey Cl. A [2,3]	27,930	2,452,254
Lazard Cl. A [2]	85,175	2,938,537
MarketWise Cl. A [1]	500,000	2,360,000
Moelis & Company Cl. A	21,000	985,950
Morningstar [2]	58,700	16,035,079
Newtek Business Services	281,397	7,513,300
Onex Corporation	9,200	616,547
P10 Cl. A [1]	20,000	242,400
SEI Investments [2]	306,800	18,472,428
Silvercrest Asset Management Group Cl. A	19,689	402,640
Sprott	256,480	12,859,390
Tel Aviv Stock Exchange [4]	332,179	1,700,483
TMX Group	34,200	3,517,527
		120,628,766
Consumer Finance - 0.2%
Encore Capital Group [1]	25,785	1,617,493
Enova International [1]	15,332	582,156
Green Dot Cl. A [1]	13,324	366,144
LendingTree [1]	4,000	478,680
		3,044,473
Diversified Financial Services - 0.5%
Banco Latinoamericano de Comercio
Exterior Cl. E	73,446	1,144,289
Compass Diversified Holdings	25,419	604,209
ECN Capital	1,023,900	5,462,875
Equitable Holdings	65,000	2,009,150
Waterloo Investment Holdings [1,5]	2,972,000	832,160
		10,052,683
Insurance - 2.9%
Ambac Financial Group [1]	53,000	551,200
American Equity Investment Life Holding
Company	46,006	1,836,099
AMERISAFE	5,688	282,523
Assured Guaranty	45,900	2,921,994
Axis Capital Holdings	11,515	696,312
BRP Group Cl. A [1]	33,300	893,439
E-L Financial	21,650	15,291,725
Employers Holdings	8,179	335,503
Erie Indemnity Cl. A	28,200	4,966,866
First American Financial	23,697	1,536,039
Genworth Financial Cl. A [1]	176,443	666,954
Hagerty Cl. A [1]	375,000	4,046,250
International General Insurance Holdings	27,926	215,589
James River Group Holdings	31,660	783,268
Old Republic International	38,000	983,060
ProAssurance Corporation [2]	218,113	5,862,877
RenaissanceRe Holdings	4,213	667,803
RLI Corp. [2]	53,900	5,962,957
Safety Insurance Group	43,400	3,942,890
Stewart Information Services	28,962	1,755,387
Trean Insurance Group [1]	222,966	1,045,711
White Mountains Insurance Group	920	1,045,341
		56,289,787
Thrifts & Mortgage Finance - 0.7%
Flagstar Bancorp	48,705	2,065,092
NMI Holdings Cl. A [1]	97,365	2,007,666
Provident Bancorp	63,200	1,025,104
Territorial Bancorp	9,300	223,200
Timberland Bancorp	274,457	7,413,084
WSFS Financial	23,126	1,078,134
		13,812,280
Total		280,300,429

Health Care – 10.1%
Biotechnology - 0.6%
Avid Bioservices [1]	178,000	3,625,860
CareDx [1]	12,650	467,923
Catalyst Pharmaceuticals [1]	81,450	675,221
Coherus BioSciences [1]	142,947	1,845,446
Eagle Pharmaceuticals [1]	35,641	1,763,873
Ironwood Pharmaceuticals Cl. A [1]	35,307	444,162
PureTech Health [1,4]	120,100	312,276
United Therapeutics [1]	10,000	1,794,100
Vanda Pharmaceuticals [1]	50,557	571,800
		11,500,661
Health Care Equipment & Supplies - 4.2%
Atrion Corporation	8,296	5,915,048
Bioventus Cl. A [1]	50,000	705,000
Colfax [1,2]	393,902	15,673,361
Cutera [1]	21,750	1,500,750
Haemonetics Corporation [1]	62,600	3,957,572
Integer Holdings [1,2]	75,700	6,099,149
Lantheus Holdings [1]	69,800	3,860,638
LeMaitre Vascular	7,583	352,382
Meridian Bioscience [1]	345,559	8,970,712
Mesa Laboratories [2,3]	85,952	21,907,446
Natus Medical [1]	126,801	3,332,330
STAAR Surgical [1]	5,250	419,527
Surmodics [1,2,3]	161,000	7,298,130
UFP Technologies [1]	3,870	256,078
		80,248,123
Health Care Providers & Services - 1.4%
Community Health Systems [1]	790,000	9,377,300
Fulgent Genetics [1]	63,586	3,968,402
MEDNAX [1]	11,057	259,619
ModivCare [1]	5,088	587,104
Pennant Group [1]	28,000	521,640
Select Medical Holdings	119,767	2,873,210
Sharps Compliance [1]	75,850	447,515
Tivity Health [1]	131,741	4,238,108
U.S. Physical Therapy	42,236	4,200,370
		26,473,268
Health Care Technology - 0.3%
Computer Programs and Systems [1]	18,181	626,335
Doximity Cl. A [1]	14,120	735,511
NextGen Healthcare [1]	41,860	875,293
Simulations Plus	87,238	4,447,393
		6,684,532
Life Sciences Tools & Services - 2.6%
Azenta [1,2,3]	219,100	18,159,008
Bio-Techne [2,3]	9,723	4,210,448
Harvard Bioscience [1]	102,050	633,730
Maravai LifeSciences Holdings Cl. A [1]	227,385	8,019,869
MaxCyte [1]	707,303	4,944,048
Repligen Corporation [1]	58,450	10,993,861
Stevanato Group [1]	159,959	3,218,375
		50,179,339
Pharmaceuticals - 1.0%
Aerie Pharmaceuticals [1]	22,300	202,930
Amphastar Pharmaceuticals [1]	19,056	684,110
Cara Therapeutics [1]	111,592	1,355,843
Collegium Pharmaceutical [1]	47,925	975,753
Corcept Therapeutics [1]	280,381	6,314,180
Harmony Biosciences Holdings [1]	77,971	3,793,289
Innoviva [1]	76,267	1,475,766
Prestige Consumer Healthcare [1]	71,401	3,779,969
Supernus Pharmaceuticals [1]	10,446	337,615
		18,919,455
Total		194,005,378

Industrials – 23.4%
Aerospace & Defense - 2.0%
Aerojet Rocketdyne Holdings [1]	17,604	692,717
AeroVironment [1]	7,650	720,171
Ducommun [1,2,3]	79,100	4,144,049
HEICO Corporation [2]	51,030	7,835,146
HEICO Corporation Cl. A [2]	68,333	8,666,674
Magellan Aerospace	893,092	7,036,721
National Presto Industries	5,680	437,076
Park Aerospace	93,994	1,226,622
Vectrus [1]	15,410	552,603
Virgin Galactic Holdings [1,2,3]	161,918	1,599,750
Woodward [2,3]	48,500	6,058,135
		38,969,664
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings [1]	5,565	480,649
Forward Air [2]	179,640	17,565,199
		18,045,848
Airlines - 0.2%
Hawaiian Holdings [1]	24,592	484,462
Sun Country Airlines Holdings [1]	92,700	2,426,886
		2,911,348
Building Products - 2.0%
Apogee Enterprises	20,234	960,306
AZEK Company (The) Cl. A [1]	16,610	412,592
Builders FirstSource [1]	150,045	9,683,904
Carlisle Companies	5,289	1,300,671
CSW Industrials	40,000	4,703,600
Gibraltar Industries [1]	11,990	514,971
Hayward Holdings [1]	255,300	4,243,086
Insteel Industries	29,087	1,075,928
Quanex Building Products	33,922	712,023
Simpson Manufacturing [2]	26,400	2,878,656
UFP Industries	90,465	6,980,279
Zurn Water Solutions	106,200	3,759,480
		37,225,496
Commercial Services & Supplies - 1.6%
ABM Industries	43,455	2,000,668
Brady Corporation Cl. A	31,289	1,447,742
CompX International Cl. A	211,100	4,965,072
Deluxe Corporation	10,418	315,040
Driven Brands Holdings [1]	226,370	5,949,004
Healthcare Services Group	53,549	994,405
Heritage-Crystal Clean [1,2]	100,106	2,964,139
HNI Corporation	41,405	1,534,055
IAA [1]	68,930	2,636,573
Kimball International Cl. B [2]	74,600	630,370
Ritchie Bros. Auctioneers [2,3]	35,200	2,077,856
UniFirst Corporation	1,616	297,796
Vidler Water Resouces [1]	213,260	3,292,734
VSE Corporation	21,500	990,935
		30,096,389
Construction & Engineering - 3.3%
APi Group [1]	425,300	8,944,059
Arcosa [2]	176,147	10,084,416
Comfort Systems USA [2]	17,830	1,587,048
EMCOR Group	24,200	2,725,646
Great Lakes Dredge & Dock [1]	32,167	451,303
IES Holdings [1,2,3]	367,768	14,784,273
Infrastructure and Energy Alternatives [1]	600,000	7,110,000
MYR Group [1]	12,641	1,188,760
Northwest Pipe [1]	8,371	213,042
Valmont Industries [2]	65,491	15,626,153
		62,714,700
Electrical Equipment - 0.6%
AZZ	20,000	964,800
Encore Wire	12,300	1,403,061
GrafTech International	56,333	541,924
LSI Industries	551,857	3,311,142
Powell Industries	68,377	1,327,881
Preformed Line Products	73,300	4,648,686
		12,197,494
Machinery - 6.7%
Alamo Group	3,488	501,539
Astec Industries	4,835	207,905
ATS Automation Tooling Systems [1]	17,150	618,698
CIRCOR International [1]	294,801	7,847,603
Crane Co.	3,421	370,426
Douglas Dynamics	6,502	224,904
ESCO Technologies [2]	65,300	4,565,776
Franklin Electric [2,3]	74,800	6,211,392
Greenbrier Companies (The)	8,453	435,414
Helios Technologies [2]	173,214	13,900,423
Hillenbrand	39,137	1,728,681
Hillman Solutions [1]	50,000	594,000
Hurco Companies	4,500	141,840
John Bean Technologies [2]	133,871	15,859,697
Kadant [2]	117,659	22,848,201
Lincoln Electric Holdings [2]	49,700	6,849,157
Lindsay Corporation [2,3]	112,000	17,585,120
Meritor [1]	11,080	394,116
Middleby Corporation (The) [1]	39,050	6,401,857
Miller Industries	35,330	994,893
Mueller Industries	34,193	1,852,235
Nordson Corporation [2,3]	15,796	3,586,956
SPX Corporation [1]	9,805	484,465
Tennant Company [2,3]	80,500	6,343,400
Watts Water Technologies Cl. A [2]	55,000	7,677,450
		128,226,148
Marine - 0.0%
Matson	6,311	761,233
Professional Services - 4.1%
CBIZ [1]	7,900	331,563
Exponent [2]	91,397	9,875,446
Forrester Research [1,2,3]	214,850	12,121,837
Heidrick & Struggles International	34,745	1,375,207
Jacobs Engineering Group [2,3]	33,500	4,616,635
KBR [2,3]	615,000	33,658,950
Korn Ferry [2,3]	139,290	9,045,493
LifeWorks	18,400	318,208
ManTech International Cl. A	7,841	675,816
Resources Connection	18,744	321,272
Upwork [1]	270,000	6,274,800
		78,615,227
Road & Rail - 1.2%
ArcBest	6,219	500,630
Hertz Global Holdings [1]	5,000	110,750
Landstar System [2]	120,722	18,208,499
Saia [1,2,3]	17,210	4,196,142
		23,016,021
Trading Companies & Distributors - 0.8%
Air Lease Cl. A [2,3]	93,170	4,160,041
Applied Industrial Technologies	4,346	446,161
Boise Cascade	30,292	2,104,385
Lawson Products [1]	16,250	626,275
MSC Industrial Direct Cl. A	5,625	479,306
NOW [1]	114,641	1,264,490
SiteOne Landscape Supply [1,2]	25,000	4,042,250
Transcat [1]	33,350	2,706,019
		15,828,927
Total		448,608,495

Information Technology – 21.1%
Communications Equipment - 0.8%
Calix [1]	259,494	11,134,888
Clearfield [1]	10,000	652,200
Digi International [1]	82,968	1,785,471
Extreme Networks [1]	66,874	816,532
NETGEAR [1]	23,124	570,700
NetScout Systems [1]	17,497	561,304
		15,521,095
Electronic Equipment, Instruments & Components - 6.5%
Bel Fuse Cl. B	15,620	278,661
Belden	5,091	282,041
Benchmark Electronics	37,605	941,629
Cognex Corporation [2]	206,600	15,939,190
CTS Corporation	24,134	852,896
ePlus [1]	5,324	298,463
Fabrinet [1,2,3]	121,783	12,803,047
FARO Technologies [1,2]	283,487	14,718,645
II-VI [1]	5,898	427,546
Insight Enterprises [1,2]	2,290	245,763
IPG Photonics [1]	51,100	5,608,736
Kimball Electronics [1]	36,575	731,134
Littelfuse [2,3]	18,300	4,564,203
Luna Innovations [1]	91,500	705,465
Methode Electronics	30,871	1,335,171
Mirion Technologies Cl. A [1]	125,000	1,008,750
National Instruments [2]	276,550	11,225,165
nLIGHT [1,2]	232,820	4,037,099
PAR Technology [1,2]	290,239	11,708,241
Plexus Corporation [1]	10,330	845,097
Richardson Electronics [6]	711,475	8,850,749
Rogers Corporation [1]	24,700	6,710,990
Sanmina Corporation [1]	47,164	1,906,369
ScanSource [1]	10,696	372,114
Teledyne Technologies [1]	2,500	1,181,575
TTM Technologies [1,2]	520,604	7,715,351
Vishay Intertechnology	20,980	411,208
Vishay Precision Group [1]	21,670	696,691
Vontier Corporation	354,352	8,996,997
		125,398,986
IT Services - 3.5%
Computer Services [4]	177,625	8,792,438
Computer Task Group [1]	67,110	655,665
CSG Systems International	26,461	1,682,126
EVERTEC	22,683	928,415
Hackett Group (The) [2]	294,490	6,790,939
Repay Holdings Cl. A [1]	1,150,033	16,985,987
Shift4 Payments Cl. A [1]	375,670	23,265,243
Unisys Corporation [1,2,3]	370,250	8,001,103
		67,101,916
Semiconductors & Semiconductor Equipment - 7.3%
Ambarella [1]	4,500	472,140
AXT [1]	88,100	618,462
Camtek [1]	26,300	801,098
Cirrus Logic [1,2,3]	264,600	22,435,434
CMC Materials [2]	36,888	6,839,035
Cohu [1]	44,400	1,314,240
CyberOptics Corporation [1]	17,200	697,976
Diodes [1,2]	154,750	13,461,703
Entegris [2,3]	20,100	2,638,326
FormFactor [1]	318,582	13,390,002
Impinj [1]	14,945	949,605
Kulicke & Soffa Industries [2]	144,820	8,112,816
MKS Instruments	179,509	26,926,350
Nova [1,2,3]	71,100	7,741,368
NVE Corporation	6,400	348,608
Onto Innovation [1,2]	59,439	5,164,655
Photronics [1]	183,700	3,117,389
Power Integrations	93,455	8,661,409
SiTime Corporation [1]	62,072	15,382,683
Ultra Clean Holdings [1]	13,400	568,026
		139,641,325
Software - 2.4%
Agilysys [1]	16,600	662,008
Avalara [1]	122,830	12,222,813
CDK Global	7,278	354,293
ChannelAdvisor Corporation [1]	120,449	1,995,840
Consensus Cloud Solutions [1]	34,078	2,049,110
Cvent Holding [1]	100,000	719,000
Digital Turbine [1]	52,000	2,278,120
Dolby Laboratories Cl. A	8,700	680,514
E2open Parent Holdings Cl. A [1]	100,000	881,000
Everbridge [1]	60,000	2,618,400
Fair Isaac [1]	2,100	979,566
InterDigital	5,056	322,573
Matterport Cl. A [1]	63,000	511,560
Momentive Global [1,2]	135,000	2,195,100
PagerDuty [1]	295,300	10,096,307
Progress Software	100	4,709
Sprout Social Cl. A [1]	11,000	881,320
Teradata Corporation [1]	43,061	2,122,477
Upland Software [1]	100,000	1,761,000
Xperi Holding Corporation [2]	88,608	1,534,690
		44,870,400
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology [1]	335,106	11,685,146
Stratasys [1]	21,000	533,190
		12,218,336
Total		404,752,058

Materials – 10.7%
Chemicals - 5.6%
AdvanSix	20,030	1,023,333
American Vanguard	198,697	4,037,523
Aspen Aerogels [1]	42,900	1,479,192
Chase Corporation [2,3]	49,829	4,330,638
Element Solutions [2]	985,853	21,590,181
FutureFuel Corporation	85,735	834,202
Hawkins [2]	154,940	7,111,746
Huntsman Corporation	28,600	1,072,786
Innospec [2]	160,464	14,850,943
Minerals Technologies [2]	208,281	13,777,788
Mosaic Company (The)	193,710	12,881,715
NewMarket Corporation	8,000	2,595,040
Quaker Chemical	115,199	19,907,539
Rayonier Advanced Materials [1]	159,919	1,050,668
Tredegar Corporation	102,980	1,234,730
Trinseo	7,936	380,293
		108,158,317
Construction Materials - 0.2%
Eagle Materials	29,899	3,837,836
Containers & Packaging - 0.1%
Graphic Packaging Holding Company	23,587	472,684
Silgan Holdings	9,919	458,555
		931,239
Metals & Mining - 3.8%
Alamos Gold Cl. A	2,195,500	18,439,987
Gold Fields ADR	320,000	4,947,200
Haynes International [2]	131,462	5,600,281
Hecla Mining	321,300	2,110,941
IAMGOLD Corporation [1]	500,000	1,740,000
Major Drilling Group International [1]	1,662,991	16,188,938
Materion Corporation	25,000	2,143,500
Newcrest Mining	33,909	682,710
Reliance Steel & Aluminum [2]	42,900	7,865,715
SunCoke Energy	183,490	1,634,896
TimkenSteel Corporation [1]	26,120	571,506
VanEck Junior Gold Miners ETF	155,500	7,288,285
Warrior Met Coal	13,723	509,260
Worthington Industries [2]	64,300	3,305,663
		73,028,882
Paper & Forest Products - 1.0%
Clearwater Paper [1]	20,761	581,931
Glatfelter Corporation	294,896	3,650,812
Louisiana-Pacific	156,240	9,705,629
Neenah	6,429	254,974
Schweitzer-Mauduit International	9,773	268,757
Stella-Jones	122,516	3,681,899
Sylvamo Corporation [1]	17,606	585,928
		18,729,930
Total		204,686,204

Real Estate – 3.6%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equity Commonwealth [1]	12,000	338,520
New York REIT [1,5]	15,000	168,900
		507,420
Real Estate Management & Development - 3.6%
Altus Group	9,000	363,556
Colliers International Group	69,020	9,000,208
Cushman & Wakefield [1]	40,706	834,880
FirstService Corporation	120,755	17,494,984
FRP Holdings [1,2]	76,558	4,425,052
Kennedy-Wilson Holdings [2]	644,848	15,727,843
Marcus & Millichap [2]	193,557	10,196,583
Realogy Holdings [1]	46,648	731,441
St. Joe Company (The) [2]	78,800	4,668,112
Tejon Ranch [1,2]	313,818	5,730,317
		69,172,976
Total		69,680,396

Utilities – 0.1%
Gas Utilities - 0.1%
Chesapeake Utilities	7,571	1,042,981
Water Utilities - 0.0%
American States Water	3,702	329,552
Total		1,372,533

TOTAL COMMON STOCKS
(Cost $1,368,696,703)		1,912,406,738

WARRANTS – 0.0%

Health Care – 0.0%
Health Care Providers & Services - 0.0%
Cano Health (Warrants) [1]	49,999	78,999
(Cost $237,495)		78,999

REPURCHASE AGREEMENT – 3.9%

Fixed Income Clearing Corporation,

0.00% dated 3/31/22, due 4/1/22,

maturity value $74,640,934 (collateralized

by obligations of various U.S. Government

Agencies, 4.25% due 11/15/40, valued at $76,133,763)

(Cost $74,640,934)		74,640,934

TOTAL INVESTMENTS – 103.6%
(Cost $1,443,575,132)		1,987,126,671

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.6)%		(69,310,037)

NET ASSETS – 100.0%		$1,917,816,634

ADR – American Depository Receipt

[1]	Non-income producing.

[2]	All or a portion of these securities were pledged as collateral in connection with the Fund's revolving credit agreement at March 31, 2022. Total market value of pledged securities at March 31, 2022, was $143,752,390.

[3]	At March 31, 2022, a portion of these securities were rehypothecated by BNP Paribas Prime Brokerage International, Limited in connection with the Fund's revolving credit agreement in the aggregate amount of $55,815,805.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

[5]	Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund's Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[6]	At March 31, 2022, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,445,491,761. At March 31, 2022, net unrealized appreciation for all securities was $541,634,910, consisting of aggregate gross unrealized appreciation of $616,691,056 and aggregate gross unrealized depreciation of $75,056,146. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the Investment Company Act of 1940 (‘1940 Act”), under procedures approved by the Fund's Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities and/or foreign securities that were fair valued are noted in the Schedule of Investments.
Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

		Level 1	Level 2	Level 3	Total
Common Stocks		$1,893,111,381	$18,294,297	$1,001,060	$1,912,406,738
Warrants		78,999	–	–	78,999
Repurchase Agreement		–	74,640,934	–	74,640,934

Level 3 Reconciliation:
	Balance as of 12/31/21	Sales	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 3/31/22
Common Stocks	$171,750	$2,850	$0	$832,160	$1,001,060

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at March 31, 2022 is overnight and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement. As of March 31, 2022, the market value of eligible securities pledged as collateral exceeded two times the loan balance outstanding.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The current maximum amount the Fund may borrow under the credit agreement is $70,000,000. The Fund has the right to reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $150,000,000.

As of March 31, 2022, the Fund has outstanding borrowings of $70,000,000. During the three months ended March 31, 2022, the Fund borrowed an average daily balance of $70,000,000. As of March 31, 2022, the aggregate value of rehypothecated securities was $55,815,805.

Transactions in Affiliated Companies:

An “Affiliated Company” as defined in the 1940 Act, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2022:

Affiliated Company [1]	Shares 12/31/21	Market Value 12/31/21	Costs of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Dividend Income	Shares 3/31/22	Market Value 3/31/22
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Richardson Electronics [2]	711,475	$9,619,142	$–	$–	$–	$(768,393)	$42,689	711,475	$8,850,749
		$9,619,142			$–	$(768,393)	$42,689		$8,850,749

[1]	Percentages represent the percentages of the investments in the Affiliated Companies of the Fund’s net assets.

[2]	At March 31, 2022, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).